Document and Entity Information	Aug. 30, 2022
Cover [Abstract]
Entity Registrant Name	JOANN Inc.
Amendment Flag	false
Entity Central Index Key	0001834585
Document Type	8-K
Document Period End Date	Aug. 30, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-40204
Entity Tax Identification Number	46-1095540
Entity Address Address Line1	5555 Darrow Road
Entity Address City Or Town	Hudson
Entity Address State Or Province	OH
Entity Address Postal Zip Code	44236
City Area Code	330
Local Phone Number	656-2600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security12b Title	Common stock, par value $0.01 per share
Trading Symbol	JOAN
Security Exchange Name	NASDAQ